U.S. BANK GLOBAL FUND SERVICES

615 East Michigan Street

Milwaukee, WI 53202

April 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Department of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Horizon Funds (the “Trust”)

File Nos.: 333-205411 and 811-23063

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Defensive Core Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Tactical Fixed Income Fund, Horizon Multi-Factor Small/Mid Cap Fund, Centre American Select Equity Fund, and Centre Global Infrastructure Fund (collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated March 29, 2026, and filed electronically as Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A on March 26, 2026.

If you have any questions concerning the foregoing, please contact the undersigned at (414) 516-1825.

Sincerely,

/s/ Marissa Pawlinski
Marissa Pawlinski
For U.S. Bank Global Fund Services

cc:	Matthew S. Chambers, Horizon Funds
Jeffrey T. Skinner, Kilpatrick Townsend & Stockton LLP